Eaton Vance

Connecticut Municipal Income Fund

October 31, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.2%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.6%
Connecticut, (Revolving Fund), Green Bonds, 5.00%, 5/1/34	$1,000	$1,235,710

		$1,235,710

Education — 21.1%
Connecticut Health and Educational Facilities Authority, (Brunswick School), 5.00%, 7/1/31	$500	$534,220
Connecticut Health and Educational Facilities Authority, (Brunswick School), 5.00%, 7/1/32	1,125	1,201,410
Connecticut Health and Educational Facilities Authority, (Choate Rosemary Hall), 4.00%, 7/1/33	340	420,077
Connecticut Health and Educational Facilities Authority, (Choate Rosemary Hall), 4.00%, 7/1/34	335	411,407
Connecticut Health and Educational Facilities Authority, (Choate Rosemary Hall), 4.00%, 7/1/35	310	378,268
Connecticut Health and Educational Facilities Authority, (Connecticut College), Prerefunded to 7/1/22, 5.00%, 7/1/30	1,255	1,352,877
Connecticut Health and Educational Facilities Authority, (Fairfield University), 4.00%, 7/1/47	2,450	2,630,589
Connecticut Health and Educational Facilities Authority, (Quinnipiac University), 5.00%, 7/1/34	1,475	1,712,401
Connecticut Health and Educational Facilities Authority, (Sacred Heart University), 5.00%, 7/1/33	275	347,787
Connecticut Health and Educational Facilities Authority, (Sacred Heart University), 5.00%, 7/1/37	450	529,745
Connecticut Health and Educational Facilities Authority, (The Taft School), 4.00%, 7/1/28	135	164,453
Connecticut Health and Educational Facilities Authority, (The Taft School), 4.00%, 7/1/29	100	120,252
Connecticut Health and Educational Facilities Authority, (The Taft School), 4.00%, 7/1/30	125	148,675
Connecticut Health and Educational Facilities Authority, (The Taft School), 4.00%, 7/1/33	430	501,875
Connecticut Health and Educational Facilities Authority, (The Taft School), 4.00%, 7/1/34	1,085	1,262,680
Connecticut Health and Educational Facilities Authority, (The Taft School), 4.00%, 7/1/36	430	496,951
Connecticut Health and Educational Facilities Authority, (University of New Haven), 5.00%, 7/1/34	810	870,701
Connecticut Health and Educational Facilities Authority, (University of New Haven), 5.00%, 7/1/35	850	911,480
Connecticut Health and Educational Facilities Authority, (Yale University), 1.10% to 2/7/23 (Put Date), 7/1/48	500	507,875
Connecticut Health and Educational Facilities Authority, (Yale University), 5.00%, 7/1/27	1,000	1,283,720
University of Connecticut, 5.00%, 11/15/29	1,000	1,081,200

		$16,868,643

Security	Principal Amount (000’s omitted)	Value
Escrowed/Prerefunded — 8.6%
Connecticut Health and Educational Facilities Authority, (Middlesex Hospital), Prerefunded to 7/1/21, 5.00%, 7/1/24	$1,000	$1,031,490
Connecticut Health and Educational Facilities Authority, (Western Connecticut Health Network), Prerefunded to 7/1/21, 5.00%, 7/1/29	1,000	1,031,830
Greater New Haven Water Pollution Control Authority, Prerefunded to 8/15/24, 5.00%, 8/15/32	1,000	1,176,680
Hartford County Metropolitan District, (Clean Water), Prerefunded to 4/1/22, 5.00%, 4/1/36	1,500	1,600,740
Norwalk, Prerefunded to 7/1/21, 4.00%, 7/1/26	1,975	2,024,829

		$6,865,569

General Obligations — 18.3%
Colchester, 4.00%, 10/15/28	$440	$493,614
Connecticut, 4.00%, 1/15/36	1,000	1,162,880
Connecticut, 5.00%, 10/1/22	250	250,883
Connecticut, 5.00%, 4/15/30	1,150	1,485,294
Connecticut, 5.00%, 4/15/39	100	123,060
Darien, 4.00%, 8/1/37	1,310	1,544,870
Enfield, 4.00%, 8/1/29	500	589,985
Fairfield, 5.00%, 1/1/23	1,000	1,102,790
Greenwich, 4.00%, 7/15/29	450	500,170
Greenwich, 4.00%, 7/15/30	250	276,225
Greenwich, 4.00%, 7/15/32	400	438,176
Guilford, 3.00%, 8/1/34	500	558,960
New Canaan, 5.00%, 4/1/27	250	321,190
North Haven, 5.00%, 7/15/23	1,475	1,664,139
North Haven, 5.00%, 7/15/25	1,490	1,814,358
Rocky Hill, 4.00%, 1/15/33	1,000	1,183,740
Stamford, 4.00%, 7/1/25	370	379,117
Trumbull, 4.00%, 9/1/32	610	728,285

		$14,617,736

Hospital — 9.1%
Connecticut Health and Educational Facilities Authority, (Nuvance Health), 4.00%, 7/1/41	$1,500	$1,613,235
Connecticut Health and Educational Facilities Authority, (Stamford Hospital), 4.00%, 7/1/46	1,000	1,050,270
Connecticut Health and Educational Facilities Authority, (Trinity Health Corp.), 5.00%, 12/1/33	2,000	2,369,520
Connecticut Health and Educational Facilities Authority, (Yale-New Haven Health), 5.00%, 7/1/31	500	564,660
Connecticut Health and Educational Facilities Authority, (Yale-New Haven Health), 5.00%, 7/1/34	1,520	1,704,756

		$7,302,441

Housing — 2.4%
Connecticut Housing Finance Authority, 4.00%, 11/15/38	$750	$832,838
Connecticut Housing Finance Authority, (FHLMC), (FNMA), (GNMA), 3.20%, 11/15/33	1,000	1,068,100

		$1,900,938

Security	Principal Amount (000’s omitted)	Value
Insured-Education — 8.0%
Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), (AMBAC), 5.25%, 7/1/30	$1,950	$2,575,424
Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), (AMBAC), 5.25%, 7/1/31	2,050	2,750,669
Connecticut Health and Educational Facilities Authority, (Trinity College), (NPFG), 5.50%, 7/1/21	1,005	1,038,728

		$6,364,821

Insured-Escrowed/Prerefunded — 1.4%
Bridgeport, (AGM), Escrowed to Maturity, 4.00%, 8/15/21	$1,075	$1,106,616

		$1,106,616

Insured-General Obligations — 6.3%
Bridgeport, (AGM), 5.00%, 8/15/32	$1,120	$1,328,107
Hamden, (BAM), 5.00%, 8/1/32	500	618,680
Hamden, (BAM), 5.00%, 8/1/35	500	610,750
Hartford, (AGC), 5.00%, 8/15/28	500	501,550
Hartford, (AGM), 5.00%, 4/1/31	240	252,279
New Haven, (AGM), 5.00%, 8/1/25	1,000	1,135,480
Windham, (BAM), 4.00%, 8/15/37	500	591,505

		$5,038,351

Insured-Hospital — 1.4%
Connecticut Health and Educational Facilities Authority, (Hartford HealthCare Obligated Group), (AGM), 4.00%, 7/1/37	$1,000	$1,141,300

		$1,141,300

Insured-Transportation — 2.3%
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	$1,600	$1,836,096

		$1,836,096

Insured-Water and Sewer — 5.1%
South Central Connecticut Regional Water Authority, (NPFG), 5.25%, 8/1/24	$3,420	$4,048,151

		$4,048,151

Senior Living/Life Care — 2.4%
Connecticut Health and Educational Facilities Authority, (Covenant Home, Inc.), 5.00%, 12/1/34	$1,000	$1,170,970
Connecticut Health and Educational Facilities Authority, (McLean Affiliates, Inc.), 3.25%, 1/1/27(1)	250	251,445
Connecticut Health and Educational Facilities Authority, (McLean Affiliates, Inc.), 5.00%, 1/1/45(1)	500	529,565

		$1,951,980

Special Tax Revenue — 2.7%
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 5.00%, 1/1/29	$2,000	$2,183,720

		$2,183,720

Security	Principal Amount (000’s omitted)	Value
Student Loan — 1.7%
Connecticut Higher Education Supplemental Loan Authority, (AMT), 4.00%, 11/15/30	$555	$580,391
Connecticut Higher Education Supplemental Loan Authority, (AMT), 4.125%, 11/15/33	210	221,766
Connecticut Higher Education Supplemental Loan Authority, (AMT), 5.00%, 11/15/28	250	295,300
Connecticut Higher Education Supplemental Loan Authority, (AMT), 5.00%, 11/15/29	250	297,668

		$1,395,125

Transportation — 1.3%
Connecticut Airport Authority, (Ground Transportation Center), (AMT), 4.00%, 7/1/49	$1,000	$1,071,900

		$1,071,900

Water and Sewer — 3.5%
South Central Connecticut Regional Water Authority, 4.00%, 8/1/34	$450	$528,462
South Central Connecticut Regional Water Authority, 5.00%, 8/1/32	355	463,211
Stamford, (Water Pollution Control System), 4.00%, 4/1/44	1,000	1,138,750
Stamford, (Water Pollution Control System), 5.00%, 9/15/29	200	242,056
Stamford, (Water Pollution Control System), 5.00%, 9/15/30	125	151,018
Stamford, (Water Pollution Control System), 5.00%, 4/1/33	100	129,755
Stamford, (Water Pollution Control System), 5.00%, 4/1/34	100	129,371

		$2,782,623

Total Tax-Exempt Investments — 97.2% (identified cost $72,528,636)		$77,711,720

Other Assets, Less Liabilities — 2.8%		$2,212,543

Net Assets — 100.0%		$79,924,263

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Connecticut municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At October 31, 2020, 25.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.3% to 6.9% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2020, the aggregate value of these securities is $781,010 or 1.0% of the Fund’s net assets.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

FHLMC	-	Federal Home Loan Mortgage Corp.

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

NPFG	-	National Public Finance Guarantee Corp.

The Fund did not have any open derivative instruments at October 31, 2020.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$77,711,720	$—	$77,711,720
Total Investments	$—	$77,711,720	$—	$77,711,720

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.